COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Unrecognized tax positions	¥ 51,696	$ 7,392
Capital addition purchase commitments
COMMITMENTS AND CONTINGENCIES
Commitments to purchase certain medical equipment	¥ 90,368	$ 12,922	¥ 190,488